Share Plans (Tables)	12 Months Ended
Sep. 25, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation cost recognized
Total share-based compensation cost recognized during 2015, 2014 and 2013 consisted of the following ($ in millions):

	2015	2014	2013
Selling, general and administrative expenses	$57	$72	$63
Restructuring and asset impairments charges, net	2	—	—
Total share-based compensation costs	$59	$72	$63

Schedule of weighted average assumptions
The weighted-average assumptions used in the Black-Scholes option pricing model for 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Expected stock price volatility	31%	33%	35%
Risk free interest rate	1.82%	1.64%	0.87%
Expected annual dividend per share	$0.73	$0.64	$0.60
Expected life of options (years)	5.5	5.5	5.8

Schedule of share-based compensation arrangements, activity during the period
A summary of the option activity as of September 25, 2015, and changes during the year then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding as of September 26, 2014	15,126,365	$24.31
Granted	1,906,376	42.52
Exercised	(3,834,707)	23.95
Expired	(627,093)	31.56
Forfeited	(35,464)	28.70
Outstanding as of September 25, 2015	12,535,477	26.81	6.07	$116
Vested and unvested expected to vest as of September 25, 2015			5.99	$115
Exercisable as of September 25, 2015			4.48	$93

Schedule of share-based compensation arrangements, restricted stock unit awards and changes
A summary of the activity of the Company's restricted stock unit awards as of September 25, 2015 and changes during the year then ended is presented in the tables below:

Non-vested Restricted Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Non-vested as of September 26, 2014	2,411,300	$28.59
Granted	598,089	42.31
Vested	(929,023)	25.56
Forfeited	(300,222)	30.60
Non-vested as of September 25, 2015	1,780,144	33.98

Schedule of share-based compensation arrangements, performance share unit awards and changes
A summary of the activity of the Company's performance share unit awards as of September 25, 2015 and changes during the year then ended is presented in the table below:

Non-vested Performance Share Units	Shares	Weighted-Average Grant-Date Fair Value
Non-vested as of September 26, 2014	1,387,651	$34.10
Granted	540,472	42.91
Adjustments for performance achievement relative to award target	193,814	30.36
Vested	(886,008)	30.36
Forfeited	(226,699)	35.09
Non-vested as of September 25, 2015	1,009,230	40.02